Retirement Plans and Postretirement Medical Benefits (Fair Value Measurements of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Other Asset, Liability Related to Pension Plan Assets	$ 907,806	$ 913,276	$ 856,238	$ 484,363
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	554,725	500,438
Other Asset, Liability Related to Pension Plan Assets	5,285	4,414
Defined Benefit Plan, Fair Value of Plan Assets	1,068	4,479
Defined Benefit Plan, Fair Value of Plan Assets	561,078	509,331
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	109,403	96,442
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	445,322	403,996
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
Foreign Pension Plans, Defined Benefit [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	6,058	7,130
Foreign Pension Plans, Defined Benefit [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
Foreign Pension Plans, Defined Benefit [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	6,058	7,130
Foreign Pension Plans, Defined Benefit [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	366,449	310,104
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	109,403	96,442
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	257,046	213,662
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
Foreign Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	104,070	157,332
Foreign Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
Foreign Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	104,070	157,332
Foreign Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
Foreign Pension Plans, Defined Benefit [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	60,204	18,937
Foreign Pension Plans, Defined Benefit [Member] | Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
Foreign Pension Plans, Defined Benefit [Member] | Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	60,204	18,937
Foreign Pension Plans, Defined Benefit [Member] | Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
Foreign Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	17,944	6,935
Foreign Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
Foreign Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	17,944	6,935
Foreign Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	1,524,759	1,686,105
Cash and Cash Equivalents, at Carrying Value	(6,602)	(104,375)
Other Asset, Liability Related to Pension Plan Assets	634	618
Defined Benefit Plan, Fair Value of Plan Assets	4,888	1,584
Defined Benefit Plan, Fair Value of Plan Assets	1,523,679	1,583,932
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	323,378	304,287
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	1,043,360	1,223,654
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	158,021	158,164
United States Pension Plans of US Entity, Defined Benefit [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	30,374	17,363
United States Pension Plans of US Entity, Defined Benefit [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	30,374	17,363
United States Pension Plans of US Entity, Defined Benefit [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	445,291	454,069
United States Pension Plans of US Entity, Defined Benefit [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	279,988	250,303
United States Pension Plans of US Entity, Defined Benefit [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	165,303	203,766
United States Pension Plans of US Entity, Defined Benefit [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fixed Income Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	209,674	200,899
United States Pension Plans of US Entity, Defined Benefit [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	209,674	200,899
United States Pension Plans of US Entity, Defined Benefit [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	73,867	89,445
United States Pension Plans of US Entity, Defined Benefit [Member] | Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	43,390	53,984
United States Pension Plans of US Entity, Defined Benefit [Member] | Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	30,477	35,461
United States Pension Plans of US Entity, Defined Benefit [Member] | Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	568,567	621,691
United States Pension Plans of US Entity, Defined Benefit [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	568,567	621,691
United States Pension Plans of US Entity, Defined Benefit [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Mortgage Backed Securities, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	34,372	42,743
United States Pension Plans of US Entity, Defined Benefit [Member] | Mortgage Backed Securities, Other [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Mortgage Backed Securities, Other [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	31,738	39,552
United States Pension Plans of US Entity, Defined Benefit [Member] | Mortgage Backed Securities, Other [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	2,634	3,191
United States Pension Plans of US Entity, Defined Benefit [Member] | Asset-backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	625	547
United States Pension Plans of US Entity, Defined Benefit [Member] | Asset-backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Asset-backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	625	547
United States Pension Plans of US Entity, Defined Benefit [Member] | Asset-backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	87,470	91,805
United States Pension Plans of US Entity, Defined Benefit [Member] | Private Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Private Equity Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Private Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	87,470	91,805
United States Pension Plans of US Entity, Defined Benefit [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	67,917	63,168
United States Pension Plans of US Entity, Defined Benefit [Member] | Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	67,917	63,168
United States Pension Plans of US Entity, Defined Benefit [Member] | Securities Lending Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	6,602	104,375
United States Pension Plans of US Entity, Defined Benefit [Member] | Securities Lending Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	0	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Securities Lending Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	6,602	104,375
United States Pension Plans of US Entity, Defined Benefit [Member] | Securities Lending Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	$ 0	$ 0